CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Total	Common Stock [Member] Class A ordinary shares	Common Stock [Member] Class B ordinary shares	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Jul. 09, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2020			0	0
Issuance of Class B ordinary shares to Sponsor(1)		25,000	$ 0	$ 2,013	22,987	0
Issuance of Class B ordinary shares to Sponsor(1) (in shares)			0	20,125,000
Sale of 41,400,000 Units, net of underwriting discount and offering expenses		$ 762,340,938	$ 8,050	$ 0	762,332,888	0
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)		80,500,000	80,500,000	0
Sale of 6,133,333 Private Placement Warrants		$ 16,000,000	$ 0	$ 0	16,000,000	0
Ordinary shares subject to possible redemption		(773,360,930)	$ (7,734)	$ 0	(773,353,196)	0
Ordinary shares subject to possible redemption (in shares)			(77,336,093)	0
Net loss		(5,000)	$ 0	$ 0	0	(5,000)
Balance at Oct. 14, 2020		5,000,008	$ 3,163,907	$ 2,013	5,002,679	(5,000)
Balance (in shares) at Oct. 14, 2020			316	20,125,000
Balance at Jul. 09, 2020		0	$ 0	$ 0	0	0
Balance (in shares) at Jul. 09, 2020			0	0
Issuance of Class B ordinary shares to Sponsor(1)	[1]	25,000		$ 2,013	22,987	0
Issuance of Class B ordinary shares to Sponsor(1) (in shares)	[1]			20,125,000
Net loss		(5,000)		$ 0	0	(5,000)
Balance at Sep. 30, 2020		$ 20,000		$ 2,013	$ 22,987	$ (5,000)
Balance (in shares) at Sep. 30, 2020				20,125,000

[1]	Included an aggregate of up to 2,625,000 Class B ordinary shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 5).